THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 36.3%

	Face Amount	Value
COMMUNICATION SERVICES — 5.0%
AT&T
6.500%, 09/01/37	$160,000	$206,826
6.000%, 11/15/34	20,000	24,101
3.500%, 06/01/41	505,000	492,184
3.500%, 09/15/53	1,820,000	1,729,411
1.700%, 03/25/26	925,000	903,972
Charter Communications Operating
4.908%, 07/23/25	770,000	830,882
Cox Communications
4.800%, 02/01/35 (A)	710,000	803,921
CSC Holdings
4.500%, 11/15/31 (A)	1,060,000	987,644
DISH DBS
5.750%, 12/01/28 (A)	700,000	669,844
Nokia
6.625%, 05/15/39	350,000	441,000
Sky
3.750%, 09/16/24 (A)	200,000	210,012
Sprint
7.875%, 09/15/23	515,000	556,200
Sprint Spectrum
5.152%, 03/20/28 (A)	1,250,000	1,362,500
Time Warner Cable
5.875%, 11/15/40	790,000	919,988
T-Mobile USA
3.875%, 04/15/30	570,000	597,428
Verizon Communications
5.250%, 03/16/37	760,000	940,659
4.016%, 12/03/29	251,000	272,568
3.550%, 03/22/51	415,000	417,231
2.550%, 03/21/31	595,000	581,013
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month + 3.899%, 02/28/57	225,000	247,500
5.900%, 10/15/40	455,000	580,900
4.750%, 05/15/25	910,000	978,534

		14,754,318

CONSUMER DISCRETIONARY — 0.3%
Resorts World Las Vegas
4.625%, 04/06/31 (A)	670,000	638,264

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Volkswagen Group of America Finance
1.250%, 11/24/25 (A)	$310,000	$299,620

		937,884

CONSUMER STAPLES — 2.2%
Agrosuper
4.600%, 01/20/32 (A)	745,000	755,169
Altria Group
10.200%, 02/06/39	40,000	63,947
5.800%, 02/14/39	785,000	890,787
2.450%, 02/04/32	1,215,000	1,104,814
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	540,000	663,209
BAT Capital
4.390%, 08/15/37	670,000	677,064
3.557%, 08/15/27	285,000	291,511
3.215%, 09/06/26	85,000	86,519
Constellation Brands
4.400%, 11/15/25	445,000	479,509
Kraft Heinz Foods
5.000%, 06/04/42	1,250,000	1,423,159
Land O’ Lakes
7.250% (A) (B)	65,000	70,037
6.000%, 11/15/22 (A)	60,000	61,656
Reynolds American
8.125%, 05/01/40	45,000	61,163
7.250%, 06/15/37	220,000	283,948

		6,912,492

ENERGY — 5.4%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	553,000	574,612
ConocoPhillips
3.750%, 10/01/27 (A)	795,000	849,450
Continental Resources
2.268%, 11/15/26 (A)	1,060,000	1,024,453
Devon Energy
7.875%, 09/30/31	195,000	267,846
Diamondback Energy
4.750%, 05/31/25	270,000	291,446
Energy Transfer
5.250%, 04/15/29	925,000	1,028,225
4.000%, 10/01/27	70,000	73,594

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Eni
4.000%, 09/12/23 (A)	$1,370,000	$1,419,752
Enterprise Products Operating
4.200%, 01/31/50	905,000	957,264
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (A)	729,094	718,100
Hess
6.000%, 01/15/40	740,000	914,387
HollyFrontier
5.875%, 04/01/26	365,000	400,844
Lukoil Capital DAC
3.600%, 10/26/31 (A)	420,000	381,465
2.800%, 04/26/27 (A)	405,000	375,046
MPLX
4.800%, 02/15/29	625,000	693,600
New Fortress Energy
6.500%, 09/30/26 (A)	750,000	701,250
Occidental Petroleum
6.125%, 01/01/31	20,000	23,085
3.500%, 08/15/29	35,000	34,499
Reliance Industries
3.750%, 01/12/62 (A)	605,000	579,118
3.625%, 01/12/52 (A)	1,105,000	1,045,587
Rockies Express Pipeline
4.950%, 07/15/29 (A)	70,000	71,925
Sabine Pass Liquefaction
5.000%, 03/15/27	765,000	843,806
Saudi Arabian Oil
1.625%, 11/24/25 (A)	590,000	577,462
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	186,038
2.900%, 03/01/30 (A)	690,000	676,219
Tullow Oil
10.250%, 05/15/26 (A)	540,000	545,400
Williams
5.800%, 11/15/43	430,000	531,709

		15,786,182

FINANCIALS — 11.0%
Apollo Management Holdings
5.000%, 03/15/48 (A)	280,000	352,196
4.400%, 05/27/26 (A)	160,000	172,921

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Athene Global Funding
2.950%, 11/12/26 (A)	$990,000	$1,013,524
Athene Holding
4.125%, 01/12/28	1,205,000	1,286,196
Banco Santander
2.749%, 12/03/30	800,000	753,046
1.722%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/27	600,000	575,230
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (A)	365,000	393,744
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month + 0.810%, 01/23/26	1,220,000	1,261,553
3.311%, VAR U.S. SOFR + 1.580%, 04/22/42	545,000	537,708
2.572%, VAR U.S. SOFR + 1.210%, 10/20/32	845,000	818,845
Bank of America MTN
4.000%, 01/22/25	70,000	73,673
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/30	20,000	19,997
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551% (B)	600,000	625,500
Barclays
4.375%, 01/12/26	1,070,000	1,142,793
Blackstone Secured Lending Fund
3.625%, 01/15/26	590,000	604,709
CI Financial
4.100%, 06/15/51	600,000	614,308
3.200%, 12/17/30	830,000	818,680
Citadel
4.875%, 01/15/27 (A)	80,000	83,404
Citigroup
8.125%, 07/15/39	415,000	666,828
Citigroup Capital III
7.625%, 12/01/36	15,000	21,838
Credit Suisse Group
3.091%, VAR U.S. SOFR + 1.730%, 05/14/32 (A)	460,000	446,753
F&G Global Funding
1.750%, 06/30/26 (A)	475,000	462,874
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/54 (A)	615,000	720,187

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Finance of America Funding
7.875%, 11/15/25 (A)	$1,245,000	$1,216,987
Goldman Sachs Group
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/25	320,000	329,340
3.102%, VAR U.S. SOFR + 1.410%, 02/24/33	2,915,000	2,931,678
2.383%, VAR U.S. SOFR + 1.248%, 07/21/32	95,000	89,962
1.326%, VAR ICE LIBOR USD 3 Month + 1.170%, 05/15/26	15,000	15,254
HSBC Bank
7.650%, 05/01/25	75,000	86,842
ING Groep
2.727%, VAR U.S. SOFR + 1.316%, 04/01/32	150,000	146,938
Intercontinental Exchange
3.000%, 06/15/50	300,000	280,450
Intesa Sanpaolo
4.198%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/32 (A)	650,000	622,429
Jackson Financial
3.125%, 11/23/31 (A)	800,000	779,893
JPMorgan Chase
3.200%, 06/15/26	665,000	691,568
3.157%, VAR U.S. SOFR + 1.460%, 04/22/42	475,000	465,199
0.870%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/27	115,000	111,111
KKR Group Finance III
5.125%, 06/01/44 (A)	120,000	145,357
Macquarie Bank
3.624%, 06/03/30 (A)	550,000	556,107
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (A)	700,000	699,869
Mercury General
4.400%, 03/15/27	819,000	878,663
Midcap Financial Issuer Trust
5.625%, 01/15/30 (A)	775,000	751,928
Morgan Stanley
1.593%, VAR U.S. SOFR + 0.879%, 05/04/27	300,000	289,652
Morgan Stanley MTN
2.943%, VAR U.S. SOFR + 1.290%, 01/21/33	595,000	595,742
2.511%, VAR U.S. SOFR + 1.200%, 10/20/32	595,000	574,313
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month + 2.640%, 07/15/54 (A)	73,000	74,540

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
NatWest Group
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27	$425,000	$409,830
Nomura Holdings
2.648%, 01/16/25	360,000	364,616
Ohio National Financial Services
5.800%, 01/24/30 (A)	590,000	648,088
Prospect Capital
3.706%, 01/22/26	290,000	289,452
Santander Holdings USA
3.450%, 06/02/25	275,000	283,638
Societe Generale
3.625%, 03/01/41 (A)	435,000	409,276
Societe Generale MTN
2.625%, 01/22/25 (A)	710,000	714,854
SVB Financial Group
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.064% (B)	885,000	878,540
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (A)	675,000	765,220
Validus Holdings
8.875%, 01/26/40	115,000	182,826
Wells Fargo
7.950%, 11/15/29	60,000	80,064
Wells Fargo MTN
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/27	675,000	698,358
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/35	580,000	546,722

		32,071,813

HEALTH CARE — 3.8%
AbbVie
3.600%, 05/14/25	545,000	570,348
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	384,204
Amgen
6.375%, 06/01/37	535,000	731,335
3.000%, 01/15/52	555,000	503,148
Bayer US Finance
3.375%, 10/08/24 (A)	30,000	30,961

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Bayer US Finance II
4.700%, 07/15/64 (A)	$510,000	$555,146
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	232,912
2.095%, 06/01/31	440,000	418,915
Cigna
4.800%, 08/15/38	374,000	429,752
CommonSpirit Health
4.350%, 11/01/42	45,000	49,953
4.187%, 10/01/49	70,000	76,629
3.910%, 10/01/50	740,000	778,742
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/30 (A)	640,000	607,409
Organon
5.125%, 04/30/31 (A)	1,495,000	1,495,000
Royalty Pharma
1.200%, 09/02/25	740,000	710,635
Smith & Nephew
2.032%, 10/14/30	595,000	549,680
Takeda Pharmaceutical
3.175%, 07/09/50	850,000	783,169
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	1,055,000	1,033,900
Utah Acquisition Sub
3.950%, 06/15/26	905,000	955,550

		10,897,388

INDUSTRIALS — 2.0%
AerCap Ireland Capital DAC
3.000%, 10/29/28	830,000	813,116
Boeing
2.196%, 02/04/26	605,000	594,675
CoStar Group
2.800%, 07/15/30 (A)	765,000	742,928
Equifax
2.600%, 12/15/25	690,000	700,171
GE Capital International Funding Unlimited
4.418%, 11/15/35	424,000	483,589
Raytheon Technologies
3.950%, 08/16/25	915,000	974,841
Southwest Airlines
5.125%, 06/15/27	640,000	714,970

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Triton Container International
2.050%, 04/15/26 (A)	$450,000	$440,825
United Airlines
4.375%, 04/15/26 (A)	615,000	610,449

		6,075,564

INFORMATION TECHNOLOGY — 2.1%
Broadcom
4.150%, 11/15/30	570,000	606,511
3.419%, 04/15/33 (A)	364,000	362,576
Kyndryl Holdings
2.050%, 10/15/26 (A)	675,000	645,382
Marvell Technology
1.650%, 04/15/26	607,000	587,423
Oracle
4.375%, 05/15/55	250,000	247,086
3.800%, 11/15/37	990,000	961,710
3.600%, 04/01/40	1,225,000	1,133,257
3.600%, 04/01/50	180,000	159,459
2.950%, 04/01/30	120,000	117,641
TSMC Arizona
1.750%, 10/25/26	750,000	737,522
Vontier
2.950%, 04/01/31	285,000	275,233
1.800%, 04/01/26	330,000	317,137

		6,150,937

MATERIALS — 1.5%
CSN Resources
4.625%, 06/10/31 (A)	995,000	939,290
FMG Resources August 2006 Pty
4.375%, 04/01/31 (A)	730,000	734,563
Freeport-McMoRan
5.450%, 03/15/43	110,000	129,387
Industrias Penoles
4.150%, 09/12/29 (A)	800,000	833,008
Nacional del Cobre de Chile
4.250%, 07/17/42 (A)	770,000	791,205
Newcrest Finance Pty
3.250%, 05/13/30 (A)	545,000	553,738

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Sealed Air
1.573%, 10/15/26 (A)	$465,000	$443,741

		4,424,932

REAL ESTATE — 1.8%
Essential Properties
2.950%, 07/15/31	760,000	724,619
Kilroy Realty
2.650%, 11/15/33	1,200,000	1,111,837
Newmark Group
6.125%, 11/15/23	550,000	580,250
Sabra Health Care
3.900%, 10/15/29	585,000	596,877
Scentre Group Trust 1
4.375%, 05/28/30 (A)	75,000	83,516
3.625%, 01/28/26 (A)	185,000	194,263
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/80 (A)	960,000	985,200
Simon Property Group
2.450%, 09/13/29	1,020,000	1,006,146

		5,282,708

UTILITIES — 1.2%
Dominion Energy
3.071%, 08/15/24	110,000	112,736
DTE Energy
1.050%, 06/01/25	50,000	48,209
Oncor Electric Delivery
2.750%, 05/15/30	815,000	826,480
Pacific Gas and Electric
2.500%, 02/01/31	150,000	137,124
2.100%, 08/01/27	1,035,000	975,521
1.700%, 11/15/23	1,125,000	1,115,838
Vistra Operations
4.300%, 07/15/29 (A)	415,000	429,354

		3,645,262

TOTAL CORPORATE OBLIGATIONS (Cost $110,681,754)		106,939,480

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — 34.7%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.3%
FHLMC
5.500%, 06/01/41	$3,858	$4,359
4.500%, 05/01/48	85,544	91,824
4.000%, 08/01/44 to 09/01/48	131,244	139,866
3.500%, 08/01/30 to 11/01/48	3,732,021	3,939,730
3.000%, 01/01/47 to 04/01/51	3,651,048	3,764,750
2.500%, 10/01/31	101,105	104,120
2.000%, 09/01/51	2,964,226	2,913,350

FHLMC Multiclass Certificates Series, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	292,723

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.197%, 08/25/22 (C)(D)	1,433,172	6,535

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	272,661

FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/31 (C)	400,000	397,083

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	936,017

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	8,749	10,046

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	26,073	28,183

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	44,977	46,362

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	36,143	36,601

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	191,187	198,678

FNMA
6.000%, 09/01/39	790	908
5.500%, 04/01/36 to 07/01/40	154,889	171,137
5.000%, 02/01/31	19,631	21,346
4.500%, 04/01/35 to 08/01/48	41,265	45,333

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.000%, 06/01/42 to 06/01/48	$4,107,308	$4,385,598
3.734%, 02/01/48 (C)	159,930	178,176
3.500%, 07/01/30 to 05/01/50	4,200,320	4,456,483
3.040%, 01/01/28	165,000	171,474
3.000%, 12/01/31 to 09/01/50	8,056,113	8,346,752
2.500%, 11/01/50 to 02/01/52	5,397,924	5,432,115
2.000%, 01/01/42 to 12/01/51	4,430,736	4,366,566
1.850%, 09/01/35	292,574	286,236

FNMA TBA
3.000%, 02/15/45	5,000	5,108

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,594	1,841

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	4,459	4,893

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	22,602	26,662

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	512,218	521,796

GNMA
5.500%, 07/20/43 to 09/20/43	4,711	5,402
4.690%, 06/20/62 (C)	341	341
4.554%, 01/20/67 (C)	54,984	59,231
4.500%, 03/15/42	52,023	57,958
3.000%, 04/20/45	86,487	89,359
2.500%, 03/20/51 to 04/20/51	2,153,689	2,187,216
2.000%, 02/15/51	1,505,000	1,487,834

GNMA, Ser 2010-H14, Cl BI, IO
1.356%, 07/20/60 (C)(D)	1,483	66

GNMA, Ser 2017-H16, Cl PT
4.699%, 05/20/66 (C)	361	376

UMBS
4.500%, 02/01/34	5,242,346	5,593,369
4.000%, 02/13/47	778,997	822,998
2.500%, 02/15/51	6,874,618	6,862,802

UMBS TBA
5.000%, 02/01/38	290,000	315,649
3.500%, 02/25/41	1,729,000	1,801,402
2.500%, 02/15/27	2,150,000	2,196,989

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
2.000%, 02/15/36 to 02/15/51	$14,770,000	$14,488,183

		77,574,487

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	17,061	17,552

Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.256%, VAR ICE LIBOR USD 1 Month + 1.150%, 04/15/34 (A)	585,000	583,711

Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A)(C)	360,000	347,227

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.663%, VAR ICE LIBOR USD 1 Month + 0.555%, 01/25/35 (A)	51,806	51,618

Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/54	635,000	645,415

BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (A)	1,185,000	1,184,574

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.026%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/36 (A)	659,048	658,652

BX Trust, Ser 2019-MMP, Cl A
1.106%, VAR ICE LIBOR USD 1 Month + 1.000%, 08/15/36 (A)	497,510	496,562

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
1.960%, VAR ICE LIBOR USD 1 Month + 1.854%, 11/15/31 (A)	18,529	18,198

CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/61 (A)(C)	910,108	887,237

Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/51 (A)(C)	777,070	760,922

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	1,010,000	1,023,234

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.478%, 10/10/48 (C)	$715,000	$742,571

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	145,000	145,636

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.677%, 01/15/49 (A)(C)	49,337	49,318

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	117,730	120,605

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	428,441	439,362

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	610,000	631,037

CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/49 (C)	430,000	455,451

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A)(C)	880,067	877,949

CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/66 (A)(C)	918,870	910,062

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	300,000	309,344

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A)(C)	450,000	459,958

EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
1.206%, VAR ICE LIBOR USD 1 Month + 1.100%, 10/15/38 (A)	455,000	452,171

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	36,853	37,283

Finance of America Structured Securities Trust, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	844,739	828,021

Finance of America Structured Securities Trust, Ser 2021-S1
1.750%, 07/25/51	761,806	740,004

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Finance of America Structured Securities Trust, Ser 2021-S2
1.750%, 09/25/51	$949,774	$924,324

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.632%, 07/25/46 (A)(C)	25,000	25,511

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A)(C)	69,474	69,680

GPMT, Ser 2021-FL3, Cl A
1.353%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/16/35 (A)	392,275	392,033

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/45	535,000	556,851

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	855,916

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (C)	330,000	338,363

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A)(C)	145,000	146,931

JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (A)(C)	1,179,832	1,156,881

Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.008%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/53 (A)	695,000	694,611

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A)(C)	588,539	581,774

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.342%, 05/15/48 (C)	210,000	213,689

MortgageIT Trust, Ser 2005-1, Cl 1A1
0.748%, VAR ICE LIBOR USD 1 Month + 0.640%, 02/25/35	2,186	2,196

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A)(C)	130,000	133,223

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.858%, VAR ICE LIBOR USD 1 Month + 0.750%, 02/25/60 (A)	$20,769	$20,823

OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.008%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/60 (A)	28,419	28,475

OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/61 (A)(C)	1,060,000	1,059,368

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.025%, 10/25/48 (A)(C)	710,014	715,414

STACR Trust, Ser 2018-DNA3, Cl M2A
2.208%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/48 (A)	595,000	597,310

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/49 (A)(C)	1,450,000	1,466,932

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	106,540	107,154

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A)(C)	101,000	102,192

Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/45 (C)	316,000	319,974

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.317%, 03/15/48 (C)	50,000	50,708

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (C)	425,000	442,222

		24,876,229

TOTAL MORTGAGE-BACKED SECURITIES (Cost $103,867,199)		102,450,716

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — 14.8%

	Face Amount	Value
U.S. Treasury Bonds
2.000%, 11/15/41 to 08/15/51	$6,685,000	$6,514,494
1.875%, 11/15/51	1,800,000	1,706,625
1.750%, 08/15/41	9,475,000	8,823,594
1.375%, 08/15/50	10,855,000	9,109,720
U.S. Treasury Notes
1.750%, 01/31/29	4,085,000	4,086,915
1.500%, 01/31/27	1,650,000	1,641,363
1.375%, 12/31/28 to 11/15/31	12,235,000	11,821,725

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,435,463)		43,704,436

ASSET-BACKED SECURITIES — 12.8%

AccessLex Institute, Ser 2007-A, Cl A3
0.480%, VAR ICE LIBOR USD 3 Month + 0.300%, 05/25/36	357,111	351,269
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (A)	1,060,000	1,057,546
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/24	96,572	96,561
Antares CLO, Ser 2021-1A, Cl A1R
1.588%, VAR ICE LIBOR USD 3 Month + 1.460%, 10/23/33 (A)	285,000	284,457
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	236,321	234,707
Carlyle US CLO, Ser 2021-1A, Cl A1
1.381%, VAR ICE LIBOR USD 3 Month + 1.140%, 04/15/34 (A)	775,000	776,410
Carlyle US CLO, Ser 2021-1A, Cl A2R
1.904%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/20/34 (A)	920,000	919,537
CARS-DB5, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (A)	615,923	587,322
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
1.341%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/17/31 (A)	900,000	900,515
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (A)	269,108	270,659
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/32 (A)	295,000	294,226

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (A)	$280,000	$272,322
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (A)	1,070,000	1,032,339
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (A)	481,914	478,650
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (A)	340,000	334,328
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (A)	600,000	587,142
Dryden 64 CLO, Ser 2018-64A, Cl A
1.211%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/18/31 (A)	1,320,000	1,320,391
Dryden 77 CLO, Ser 2021-77A, Cl BR
1.810%, VAR ICE LIBOR USD 3 Month + 1.650%, 05/20/34 (A)	875,000	875,140
Elmwood CLO II, Ser 2021-2A, Cl AR
1.404%, VAR ICE LIBOR USD 3 Month + 1.150%, 04/20/34 (A)	900,000	899,773
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (A)	285,000	278,351
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/25	760,000	759,210
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/27 (A)	728,621	720,531
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.211%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/30 (A)	1,000,000	999,055
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (A)	637,074	621,522
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (A)	520,000	517,901
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (A)	94,843	96,527
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/51 (A)	470,000	461,398
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (A)	260,375	259,201
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (A)	471,981	468,164
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (A)	840,442	831,567

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/30 (A)	$1,500,000	$1,499,302
LoanCore Issuer, Ser 2021-CRE6, Cl A
1.406%, VAR ICE LIBOR USD 1 Month + 1.300%, 11/15/38 (A)	610,000	608,310
Magnetite XXVIII, Ser 2021-28A, Cl AR
1.360%, VAR ICE LIBOR USD 3 Month + 1.130%, 01/20/35 (A)	250,000	250,661
MF1, Ser 2020-FL4, Cl A
1.864%, VAR SOFR30A + 1.814%, 11/15/35 (A)	405,000	406,449
MF1, Ser 2021-FL7, Cl A
1.183%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/16/36 (A)	510,000	506,809
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/41 (A)	463,158	452,543
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (A)	153,529	155,502
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (A)	56,292	56,994
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.853%, VAR ICE LIBOR USD 1 Month + 0.750%, 11/15/68 (A)	151,587	151,675
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/69 (A)	437,772	428,435
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69 (A)	171,969	168,119
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/69 (A)	343,157	332,704
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (A)	947,319	924,627
Neuberger Berman Loan Advisers CLO 40, Ser 2021-40A, Cl A
1.301%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/16/33 (A)	1,500,000	1,502,286
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.818%, VAR ICE LIBOR USD 1 Month + 0.710%, 12/25/33	11,091	10,988

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
1.391%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/15/35 (A)	$365,000	$364,908
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (A)	101,785	103,275
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (A)	191,483	193,282
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/24 (A)	23,972	23,971
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A3
0.330%, 10/15/25 (A)	1,365,000	1,354,617
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	71,573	74,478
Scholar Funding Trust, Ser 2011-A, Cl A
1.178%, VAR ICE LIBOR USD 3 Month + 0.900%, 10/28/43 (A)	402,918	404,873
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.641%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/31 (A)	431,830	431,721
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.533%, VAR ICE LIBOR USD 3 Month + 0.330%, 03/15/24	5,339	5,332
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (A)	523,610	510,079
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (A)	295,000	287,597
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (A)	688,619	666,457
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl C
3.460%, 04/25/28 (A)	392,031	395,449
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (A)	304,417	296,518
South Carolina Student Loan, Ser 2015-A, Cl A
1.608%, VAR ICE LIBOR USD 1 Month + 1.500%, 01/25/36	686,237	689,280
Southwick Park CLO, Ser 2021-4A, Cl A1R
1.314%, VAR ICE LIBOR USD 3 Month + 1.060%, 07/20/32 (A)	1,490,000	1,492,399
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (A)	415,000	403,469

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Strata CLO II, Ser 2021-1A, Cl A1
1.714%, VAR ICE LIBOR USD 3 Month + 1.590%, 10/20/33 (A)	$1,100,000	$1,099,703
STWD, Ser 2019-FL1, Cl A
1.251%, VAR TSFR1M + 1.194%, 07/15/38 (A)	425,000	423,926
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.334%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/33 (A)	755,000	754,810
Tesla Auto Lease Trust, Ser 2021-B, Cl B
0.910%, 09/22/25 (A)	780,000	763,439
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (A)	5,661	5,664
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A)(C)	39,449	40,133
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A)(C)	110,169	111,818
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.108%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/58 (A)	481,633	483,858
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(C)	572,144	576,733
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A)(C)	136,172	137,990
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (A)	164,174	163,738
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
1.751%, VAR ICE LIBOR USD 3 Month + 1.510%, 07/16/31 (A)	555,000	554,860

TOTAL ASSET-BACKED SECURITIES (Cost $38,162,135)		37,856,502

SOVEREIGN DEBT — 0.5%

Colombia Government International Bond
3.250%, 04/22/32	750,000	637,500
Mexico Government International Bond
2.659%, 05/24/31	900,000	846,108

TOTAL SOVEREIGN DEBT (Cost $1,642,860)		1,483,608

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

MUNICIPAL BONDS — 0.4%

	Face Amount	Value
GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	$206,000	$292,823
6.637%, 04/01/57	623,000	906,007

TOTAL MUNICIPAL BONDS (Cost $1,208,710)		1,198,830

LOAN PARTICIPATIONS — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,320	3,866
Sungard AS New Holdings III LLC, Initial Loan (Junior), 2nd Lien
7.750%, 08/01/24	13,606	3,402

TOTAL LOAN PARTICIPATIONS (Cost $17,280)		7,268

COMMON STOCK — 0.0%

	Shares
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK (Cost $4,750)		—

TOTAL INVESTMENTS — 99.5% (Cost $301,020,151)		$293,640,840

Percentages are based on Net Assets of $295,053,860.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2022 was $89,234,869 and represents 30.2% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Securities considered illiquid. The total value of such securities as of January 31, 2022 was $6,601 and represented 0.0% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2022 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

MTN — Medium Term Note

Pty — Proprietary

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

VAR — Variable Rate

As of January 31, 2022, all of the Fund’s investments were considered level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MIM-QH-001-0300